Note 7 - Notes and Leases Payable - Summary of Note Payable (Details) (Parentheticals) - USD ($)		6 Months Ended	12 Months Ended
	Sep. 20, 2012	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Note Payable Mining Equipment [Member]
Debt Instrument, Periodic Payment, Total		$ 1,339	$ 1,339	$ 1,339
Note Payable Mining Site Vehicle [Member]
Debt Instrument, Periodic Payment, Total	$ 628		628	628
Note Payable Insurance Company [Member] | Minimum [Member]
Debt Instrument, Periodic Payment, Total		5,045	5,045	5,045
Note Payable Insurance Company [Member] | Maximum [Member]
Debt Instrument, Periodic Payment, Total		$ 17,959	$ 17,959	$ 17,959